                                                /------------------------------/
                                                /        OMB APPROVAL          /
                                                /------------------------------/
                                                / OMB Number:        3235-0006 /
                                                / Expires:      April 30, 2000 /
                                                / Estimated average burden     /
                                                / hours per response.... 23.99 /
                                                /------------------------------/

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Jun 01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   5-14-01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 67
                                         -------------------
 Form 13F Information Table Value Total: $367,447
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                               Title or                               Shares/                   Investment    Other        Sole
       Name of Issuer            Class       Cusip     Value (000)   Prin Amnt   Shr/Put/Call   Discretion   Managers   Voting Auth
-----------------------------------------------------------------------------------------------------------------------------------
AES TRUST III                  PREFERRED   00808N202     16,313        240,000         SH           sole        N/A        240,000
APARTMENT INVT & MGMT CO       PREFERRED   03748R705        822         28,400         SH           sole        N/A         28,400
APARTMENT INVT & MGMT CO       PREFERRED   03748R861      1,846         76,300         SH           sole        N/A         76,300
ARCHSTONE COMMUNITIES TR       PREFERRED   039581202      6,356        181,100         SH           sole        N/A        181,100
ARROW ELECTRONIC INC            CONVERT    042735AY6      6,315     15,000,000        PRN           sole        N/A     15,000,000
ASML HOLDING                    CONVERT    00207EAB6        473        500,000        PRN           sole        N/A        500,000
ATMEL CORP                      CONVERT    049513AD6      3,919      9,690,000        PRN           sole        N/A      9,690,000
BEST BUY COMPANY                CONVERT    086516AC5      4,707      6,700,000        PRN           sole        N/A      6,700,000
CALPINE CAPITAL TRUST          PREFERRED   131346207     22,644        168,795         SH           sole        N/A        168,795
CALPINE CORP                    CONVERT    131347AX4      4,253      4,500,000        PRN           sole        N/A      4,500,000
CHARTER COMMUNICATIONS INC-A    CONVERT    16117MAC1      2,422      2,250,000        PRN           sole        N/A      2,250,000
CHIRON CORP                     CONVERT    170040AD1      2,984      5,450,000        PRN           sole        N/A      5,450,000
CIENA CORP                      CONVERT    171779AA9      4,434      6,000,000        PRN           sole        N/A      6,000,000
COOPER CAMERON CORP             CONVERT    216640AB8      1,832      2,000,000        PRN           sole        N/A      2,000,000
COOPER CAMERON CORP             CONVERT    216640AA0      1,832      2,500,000        PRN           sole        N/A      2,500,000
COR THERAPEUTICS                CONVERT    217753AE2      3,521      3,500,000        PRN           sole        N/A      3,500,000
COVAD COMMUNICATIONS GRP        CONVERT    222814AN5        441      3,250,000        PRN           sole        N/A      3,250,000
CROWN CASTLE INTL CORP         PREFERRED   228227401      1,565         44,469         SH           sole        N/A         44,469
CUMMINS                        PREFERRED   231029208      6,150        120,000         SH           sole        N/A        120,000
CURAGEN CORPORATION             CONVERT    23126RAC5      2,163      2,555,000        PRN           sole        N/A      2,555,000
E*TRADE GROUP                   CONVERT    269246AC8      2,290      2,750,000        PRN           sole        N/A      2,750,000
ECHOSTAR COMMUNICATIONS         CONVERT    278762AE9      4,924      5,000,000        PRN           sole        N/A      5,000,000
ENRON CORP                      CONVERT    293561CC8     11,505     19,250,000        PRN           sole        N/A     19,250,000
ENZON INC                       CONVERT    293904AA6      2,544      2,500,000        PRN           sole        N/A      2,500,000
EQUITY RESIDENTIAL PROPS       PREFERRED   29476L883     17,339        550,100         SH           sole        N/A        550,100
EXODUS COMMUNICATIONS           CONVERT    302088AJ8        174      1,000,000        PRN           sole        N/A      1,000,000
EXODUS COMMUNICATIONS           CONVERT    302088AP4        211      1,000,000        PRN           sole        N/A      1,000,000
FOSTER WHEELER CORP             CONVERT    35024PAA0        833      1,000,000        PRN           sole        N/A      1,000,000
GENL GROWTH PROPERTIES         PREFERRED   370021206      3,918        150,000         SH           sole        N/A        150,000
GLOBESPAN INC                   CONVERT    379571AA0      1,205      1,500,000        PRN           sole        N/A      1,500,000
HOST MARRIOTT FIN TRUST        PREFERRED   441079407     23,394        554,230         SH           sole        N/A        554,230
IVAX CORP                       CONVERT    465823AE2      3,513      3,000,000        PRN           sole        N/A      3,000,000
JABIL CIRCUIT INC               CONVERT    466313AA1      4,726      4,500,000        PRN           sole        N/A      4,500,000
KOHLS CORPORATION               CONVERT    500255AJ3      5,546      9,000,000        PRN           sole        N/A      9,000,000
LAM RESEARCH CORP               CONVERT    512807AD0      3,405      3,500,000        PRN           sole        N/A      3,500,000
LENNAR CORP                     CONVERT    526057AF1      1,740      5,000,000        PRN           sole        N/A      5,000,000
LEVEL 3 COMMUNICATIONS          CONVERT    52729NAG5      1,780      7,000,000        PRN           sole        N/A      7,000,000
MEDAREX                         CONVERT    583916AA9      3,445      3,500,000        PRN           sole        N/A      3,500,000
NABORS INDUSTRIES INC           CONVERT    629568AF3      7,827     15,000,000        PRN           sole        N/A     15,000,000
NEW PLAN EXCEL REALTY TR       PREFERRED   648053205        980         43,800         SH           sole        N/A         43,800
NORTHROP GRUMMAN CORP          PREFERRED   666807300      7,368         70,000         SH           sole        N/A         70,000
NTL COMMUNICATIONS CORP         CONVERT    62941AAA7      3,056      5,000,000        PRN           sole        N/A      5,000,000
ORION POWER HOLDINGS            CONVERT    686286AD7      7,200      7,850,000        PRN           sole        N/A      7,850,000

-----------------------------------------------------------------------------------------------------------------------------------
                                 Title or                             Shares/                   Investment    Other        Sole
       Name of Issuer              Class      Cusip    Value (000)   Prin Amnt   Shr/Put/Call   Discretion   Managers   Voting Auth
-----------------------------------------------------------------------------------------------------------------------------------
POGO TRUST I                     PREFERRED  73044P208    10,632         186,700       SH           sole        N/A         186,700
PRIMUS TELECOMM GROUP             CONVERT   741929AL7       282       2,500,000      PRN           sole        N/A       2,500,000
PROVIDIAN FINANCIAL CORP          CONVERT   74406AAA0     2,138       2,000,000      PRN           sole        N/A       2,000,000
PROVIDIAN FINANCIAL CORP          CONVERT   74406AAB8     4,529      10,000,000      PRN           sole        N/A      10,000,000
RECKSON ASSOC REALTY             PREFERRED  75621K205       581          26,200       SH           sole        N/A          26,200
RESMED INC                        CONVERT   761152AA5       750         750,000      PRN           sole        N/A         750,000
SHAW GROUP INC                    CONVERT   820280AA3     5,548      10,000,000      PRN           sole        N/A      10,000,000
SL GREEN REALTY CORP             PREFERRED  78440X200     4,840         150,000       SH           sole        N/A         150,000
SOLECTRON CORP                    CONVERT   834182AJ6     1,240       2,500,000      PRN           sole        N/A       2,500,000
SOLECTRON CORP                    CONVERT   834182AK3     1,235       2,500,000      PRN           sole        N/A       2,500,000
SOLECTRON CORP                    CONVERT   834182AL1     2,070       5,000,000      PRN           sole        N/A       5,000,000
STARWOOD HOTELS RESORTS           CONVERT   85590AAB0    15,075      30,000,000      PRN           sole        N/A      30,000,000
STMICROELECTRONICS NV             CONVERT   861012AB8     3,106       3,000,000      PRN           sole        N/A       3,000,000
TRANSOCEAN SEDCO FOREX            CONVERT   893830AD1     3,190       3,500,000      PRN           sole        N/A       3,500,000
TRANSOCEAN SEDCO FOREX            CONVERT   893830AA7     2,891       5,019,000      PRN           sole        N/A       5,019,000
UNITEDGLOBALCOM                  PREFERRED  913247201     1,647         100,000       SH           sole        N/A         100,000
US CELLULAR CORP                  CONVERT   911684AA6    19,051      34,879,000      PRN           sole        N/A      34,879,000
VERITAS SOFTWARE CORP             CONVERT   92343RAA1    15,470       8,000,000      PRN           sole        N/A       8,000,000
VERIZON GLOBAL FDG CORP           CONVERT   92343VAA2    16,115      30,000,000      PRN           sole        N/A      30,000,000
VORNADO REALTY TRUST             PREFERRED  929042208    25,838         472,500       SH           sole        N/A         472,500
WASHINGTON MUT CAP TR I          PREFERRED  93933U308     5,338         100,000       SH           sole        N/A         100,000
WPP GROUP                         CONVERT   987425AC9     2,160       2,318,000      PRN           sole        N/A       2,318,000
XL CAPITAL LTD                    CONVERT   98372PAA6     6,603      11,000,000      PRN           sole        N/A      11,000,000
XM SATELLITE RADIO HLDGS          CONVERT   983759AA9     3,200       2,233,000      PRN           sole        N/A       2,233,000